Schedule of Share Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Balance	494	595	595	447
Weighted Average Exercise Price, Balance	$ 10,658.14	$ 12,048.00	$ 12,048.00	$ 21,049.14
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 9 months 3 days		7 years 2 months 12 days	7 years 11 months 15 days	8 years 4 months 2 days
Aggregrate Intrinsic Value, Balance
Number of Options Outstanding, Granted	24,818	52	52	181
Weighted Average Exercise Price, Granted	$ 70.79		$ 547.20	$ 2,117.94
Number of Options Outstanding, Exercised		0
Weighted Average Exercise Price, Exercised
Number of Options Outstanding, Cancelled/forfeited	(53)		(153)	(33)
Weighted Average Exercise Price, Cancelled/forfeited	$ 2,238.25		$ 12,327.88	$ 79,737.60
Number of Options Outstanding, Balance	25,259		494	595	447
Weighted Average Exercise Price, Balance			$ 10,658.14	$ 12,048.00	$ 21,049.14
Aggregrate Intrinsic Value, Balance
Number of Options Outstanding, Unvested	21		74
Weighted Average Exercise Price, Unvested	$ 2,094.84		$ 2,250.91
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsUnvestedWeightedAverageRemainingContractualTerm]			8 years 5 months 12 days
Number of Options Outstanding, Vested and exercisable	25,238		420
Weighted Average Exercise Price, Vested and exercisable	$ 275.17		$ 12,141.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	9 years 9 months 7 days		6 years 11 months 26 days
Aggregrate Intrinsic Value, Vested and Exerciseable
Weighted Average Exercise Price, Balance	$ 10,658.40
Weighted Average Exercise Price, Balance	$ 276.67		$ 10,658.40